Deferred Production Costs (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Production Costs [Abstract]
Deferred Production costs	$ 29,053,246	$ 28,290,200	$ 23,604,111
Less: accumulated amortization	(17,544,417)	(17,327,718)	(14,545,267)
Deferred Production costs, net	$ 11,508,829	$ 10,962,482	$ 9,058,844
Weighted average remaining amortization period at March 31, 2020 (in years)	4 years 1 month 20 days	4 years 29 days